FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED MAY 24, 2010 TO

PROSPECTUS DATED MAY 20, 2009

The following replaces the first paragraph under “PURCHASING AND SELLING SHARES — Opening an Account” on Page 17 of the Prospectus:

DIRECTLY FROM THE FUNDS. You may open a shareholder account and purchase shares directly from the Funds with a minimum initial investment of $250,000 in the Funds ($2,500 for an IRA and employees of Northern Trust and its affiliates). There is no minimum subsequent investment. The Funds reserve the right to waive these minimums.

The following replaces the information under “PURCHASING AND SELLING SHARES — Opening an Account — By Automatic Investment” on Page 17 of the Prospectus:

TO OPEN A NEW ACCOUNT:

■	Complete a New Account Application, including the Automatic Investment section.

■	Send it to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

■	The minimum initial investment is $250,000.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	FIX SPTUS (05/10)

NORTHERN FUNDS PROSPECTUS